Equity-accounted investees - Investments in Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity-Accounted Investees [Line Items]
Investment accounted for under the equity method	$ 86,417	$ 54,386	$ 39,824
Investments accounted for using the equity method of accounting
Equity-Accounted Investees [Line Items]
Investment accounted for under the equity method	55,513	26,278
Share in income of associates accounted for using the equity method	6,761	11,481	4,654
Share in other comprehensive income of associates accounted for using the equity method	382	(498)	360
Share in total comprehensive income of associates accounted for using the equity method	7,143	10,983	5,014
Ajay North America
Equity-Accounted Investees [Line Items]
Investment accounted for under the equity method	17,657	17,654
Share in income of associates accounted for using the equity method	3,733	5,351	2,802
Share in other comprehensive income of associates accounted for using the equity method	0	0	0
Share in total comprehensive income of associates accounted for using the equity method	3,733	5,351	2,802
Ajay Europe SARL
Equity-Accounted Investees [Line Items]
Investment accounted for under the equity method	7,722	8,624
Share in income of associates accounted for using the equity method	4,013	6,130	1,852
Share in other comprehensive income of associates accounted for using the equity method	382	(498)	360
Share in total comprehensive income of associates accounted for using the equity method	4,395	5,632	2,212
SAS Adionics
Equity-Accounted Investees [Line Items]
Investment accounted for under the equity method	19,514	0
Share in income of associates accounted for using the equity method	(985)	0	0
Share in other comprehensive income of associates accounted for using the equity method	0	0	0
Share in total comprehensive income of associates accounted for using the equity method	(985)	0	0
Electric Era Technologies Inc.
Equity-Accounted Investees [Line Items]
Investment accounted for under the equity method	3,000	0
Share in income of associates accounted for using the equity method	0	0	0
Share in other comprehensive income of associates accounted for using the equity method	0	0	0
Share in total comprehensive income of associates accounted for using the equity method	0	0	0
Altilium Metals Ltd.
Equity-Accounted Investees [Line Items]
Investment accounted for under the equity method	7,620	0
Share in income of associates accounted for using the equity method	0	0	0
Share in other comprehensive income of associates accounted for using the equity method	0	0	0
Share in total comprehensive income of associates accounted for using the equity method	$ 0	$ 0	$ 0